Loans and Borrowings - Summary of Long-term Loans and Borrowings (Detail) - USD ($) $ in Thousands			12 Months Ended
		Mar. 01, 2017	Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Total long term debt	[1]		$ 0	$ 16,800	[2]
Less: Debt issuance cost			0	(52)
Total long term debt			0	16,748
Current portion of long-term debt			0	16,748
Long-term debt			$ 0	0
Long term loan to finance acquisition of health help [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		3M USD Libor	3M USD LIBOR
Adjustment to interest rate basis			0.95%			0.95%
Final maturity (fiscal year)			2022
Total long term debt			$ 0	$ 16,800

[1]	Before netting off debt issuance cost of $Nil and $52 as at March 31, 2022 and March 31, 2021, respectively.
[2]	Excluding non-financial asset (unamortized debt issuance cost) $52.